Summary of significant accounting policies - Sales and marketing expenses (Details) - Sales and marketing expenses - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Advertising and promotion expenses	¥ 3,297,560	¥ 5,401,408	¥ 5,088,880
Incentives provided to consumers	¥ 2,778,465	¥ 7,465,226	¥ 2,100,671